INVESTMENT IN TREASURY METALS (Details 1)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
INVESTMENT IN TREASURY METALS
Beginning Balance	$ 63,812	$ 63,812	$ 0
Acquisition - Initial Recognition on August 7, 2020		0	78,000
Equity (loss) income		(167)	1,446
Dilution event in Q2, 2021		(5,000)	0
Impairment of Investment in Treasury Metals Inc.		(24,304)	(15,634)
Distributed to shareholders		(18,941)	0
Ending Balance		$ 15,400	$ 63,812